Accounting policies (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Applicable tax rate	35.00%	35.00%	35.00%
Tax [Member]
IfrsStatementLineItems [Line Items]
Amount to be paid	$ 0
Applicable tax rate	25.00%
Amount exceeding	$ 0
Tax [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	0
Tax [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	5,000
Tax 1 [Member]
IfrsStatementLineItems [Line Items]
Amount to be paid	$ 1,250
Applicable tax rate	30.00%
Amount exceeding	$ 5,000
Tax 1 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	5,000
Tax 1 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	50,000
Tax 2 [Member]
IfrsStatementLineItems [Line Items]
Accumulated net taxable income	50,000
Amount to be paid	$ 14,750
Applicable tax rate	35.00%
Amount exceeding	$ 50,000